The Company's Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
The Company
Schedule of the Company's Subsidiaries	Set forth below are details regarding the Company’s subsidiaries:
	Jurisdiction of incorporation	Rights to equity/voting rights
Investee

Silynx Communications Inc.	Delaware, USA	100%

Source of Sound Ltd.	Israel	100%